Property, Plant and Equipment and Investment Property - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge	£ 11	£ 0	£ 0
Additions to right of use assets	42	49
Impairment loss in respect of investment property	11
Rental income from investment property	6	3	0
Non-current assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss in respect of investment property	9
Investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right of use assets	15	15
Cost of goods sold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	40	45	40
Operating expense [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	39	45	55
Impairment charge	2	46	146
Costs Of Major Restructuring [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge	£ 11	£ 46	£ 141